Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares Class A HKD ($) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B HKD ($) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	Total Reitar Logtech Holdings Limited shareholders’ equity HKD ($)	Total Reitar Logtech Holdings Limited shareholders’ equity USD ($)	Non- controlling interests HKD ($)	Non- controlling interests USD ($)	HKD ($)	USD ($)
Balance (in Dollars)		$ 8		$ 4		$ 98		$ 2,299,615		$ 2,299,725				$ 2,299,725
Balance at Mar. 31, 2021		$ 8		$ 4		98		2,299,615		2,299,725				2,299,725
Balance (in Shares) at Mar. 31, 2021 | shares	[1]	20,000,000	20,000,000	10,000,000	10,000,000
Constructive dividend
Net income (loss)								19,164,696		19,164,696				19,164,696
Dividend distribution								(13,960,000)		(13,960,000)				(13,960,000)
Balance at Mar. 31, 2022		$ 8		$ 4		98		7,504,311		7,504,421				7,504,421
Balance (in Shares) at Mar. 31, 2022 | shares	[1]	20,000,000	20,000,000	10,000,000	10,000,000
Balance (in Dollars)		$ 8		$ 4		98		7,504,311		7,504,421				7,504,421
Issuance of ordinary shares for acquisition of subsidiaries		$ 8		$ 4		8,404,772				8,404,784				8,404,784
Issuance of ordinary shares for acquisition of subsidiaries (in Shares) | shares	[1]	20,000,000	20,000,000	10,000,000	10,000,000
Constructive dividend								(1,088,580)		(1,088,580)				(1,088,580)
Net income (loss)								63,712,561		63,712,561		(101,880)		63,610,681
Balance at Mar. 31, 2023		$ 16		$ 8		8,404,870		70,128,292		78,533,186		(101,880)		78,431,306
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	40,000,000	40,000,000	20,000,000	20,000,000
Balance (in Dollars)		$ 16		$ 8		8,404,870		70,128,292		78,533,186		(101,880)		78,431,306
Constructive dividend
Net income (loss)								19,759,446		19,759,446		(131,456)		19,627,990	2,508,082
Balance at Mar. 31, 2024		$ 16	$ 2	$ 8	$ 1	8,404,870	$ 1,073,981	89,887,738	$ 11,485,930	98,292,632	$ 12,559,914	(233,336)	$ (29,816)	98,059,296	12,530,098
Balance (in Shares) at Mar. 31, 2024 | shares	[1]	40,000,000	40,000,000	20,000,000	20,000,000
Balance (in Dollars)		$ 16	$ 2	$ 8	$ 1	$ 8,404,870	$ 1,073,981	$ 89,887,738	$ 11,485,930	$ 98,292,632	$ 12,559,914	$ (233,336)	$ (29,816)	$ 98,059,296	$ 12,530,098

[1]	Retrospectively restated for effect of share recapitalization (Note 1).